Land, Building and Equipment - Summary of Land, Buildings and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Work-in-progress not subject to depreciation	$ 173	$ 152
Acquisitions through business combinations	$ 1	$ 0